Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll	$ 109,451	$ 130,463
Interest payable	147,370	46,639
Other	81,362	78,029
Total	$ 338,183	$ 255,131